Hennessy Gas Utility Fund
Hennessy Gas Utility Fund
Investment Objective
The Hennessy Gas Utility Fund seeks income and capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Hennessy Gas Utility Fund - USD ($)	Investor Class	Institutional Class
SHAREHOLDER FEES (fees paid directly from your investment)	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Hennessy Gas Utility Fund	Investor Class	Institutional Class
Management Fees	0.40%	0.40%
Distribution and Service (12b-1) Fees	0.15%	none
Other Expenses	0.46%	0.24%	[1]
Shareholder Servicing	0.10%	none
Remaining Other Expenses	0.36%	0.24%
Total Annual Fund Operating Expenses	1.01%	0.64%
[1]	"Other Expenses" is estimated based on expenses from fiscal year 2016 for Investor Class shares of the Fund, as adjusted to account for anticipated class-level differences in expenses of Institutional Class shares.

EXAMPLE
This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Expense Example - Hennessy Gas Utility Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Class	103	322	558	1,236
Institutional Class	65	205	357	798

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategy
The Fund intends to provide investment results that replicate the performance of the American Gas Association Stock Index (the “AGA Stock Index”).  The AGA Stock Index is maintained by the American Gas Association, a national trade association of natural gas companies, and is licensed exclusively to the Investment Manager for use as an investment strategy. The AGA Stock Index consists of all publicly-traded member companies of the American Gas Association, which include natural gas distribution, gas pipeline, diversified gas and combination gas and electric companies. The Fund invests in domestic U.S. securities, but such securities may include domestic securities of foreign issuers, including indirect investments such as American Depositary Receipts or other types of depositary receipts, which are U.S. dollar-denominated securities of foreign issuers traded in the U.S.  The stocks included in the Fund are chosen solely on the basis of their inclusion in the AGA Stock Index.

Under normal circumstances, the Fund intends to invest at least 85% of its net assets in the common stock of companies that have natural gas distribution and transmission operations and no attempt is made to actively manage the Fund’s portfolio by using economic, financial or market analysis.  The adverse financial situation of a company will not result in its elimination from the Fund’s portfolio unless the company is removed from the AGA Stock Index.  The percentage of the Fund’s assets invested in the stock of a particular company is approximately the same as the percentage weighting of such company in the AGA Stock Index.  The percentage weighting of each company in the AGA Stock Index is an amount equal to such company’s market capitalization (which is the number of its shares outstanding multiplied by the market price of its stock) multiplied by the percentage of such company’s assets devoted to natural gas distribution and transmission.  The latter component of this calculation is used to recognize the natural gas distribution and transmission component of the company’s asset base.

There is no predetermined acceptable range of the difference between the total return of the AGA Stock Index and the total return of the Fund.  Any difference is likely the result of various expenses incurred by the Fund, such as management fees, transaction costs and other operating expenses, as well as subscription and redemption activity.  On the other hand, the Fund does attempt to achieve a correlation of monthly returns with the AGA Stock Index of approximately 95% or better.  A correlation of 100% would mean the total return of the Fund’s assets would increase or decrease exactly the same as the total return of the AGA Stock Index.

Principal Risks
As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market and Equity Investments Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.

Industry Concentration Risk: The Fund concentrates its investments within the natural gas distribution and transmission industry. Because of its narrow industry focus, the Fund’s performance is tied closely to and affected by developments and risks inherent in the natural gas industry.  Specifically, the natural gas companies in the Fund may be adversely affected by a decline or an increase in the price of natural gas, disruption of gas supplies transported on interstate pipelines, loss of supply for other reasons, failure of equipment, accidents and severe weather.  There are also a variety of hazards inherent in natural gas distribution activities, including the risk of explosions on natural gas distribution systems and other operating risks.  The profitability of the natural gas industry may also be sensitive to increased interest rates because of the industry’s capital intensive nature.

Non-Diversification Risk: Because the Fund is non-diversified (meaning that compared to diversified mutual funds, the Fund may invest a greater percentage of its assets in a more limited number of issuers), the Fund’s shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund.  Thus, the Fund may be more volatile because each stock in which it invests could have greater impact on the Fund’s performance.

Foreign Securities Risk:  The Fund may invest in the securities of foreign issuers, including American Depositary Receipts, which are U.S. dollar-denominated securities of foreign issuers traded in the U.S.  There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies.  Risks include fluctuations in the exchange rates of foreign currencies, which may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

Index Tracking Risk:  While the Fund seeks to track the performance of the AGA Stock Index as closely as possible, the Fund’s return may not always be able to match or achieve a high correlation due to such factors as the expenses incurred by the Fund, such as management fees, transaction costs and other operating expenses that are not incurred by the AGA Stock Index, or the possibility that the Fund may experience significant subscriptions or redemptions.  In addition, the Fund may not be fully invested at all times as a result of cash flows into the Fund or reserves of cash that are maintained in order to cover operating expenses and meet redemption requests.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for 1, 5, and 10 years compare with those of an index reflecting a broad measure of market performance, the S&P 500 Index, as well as an additional index that reflects the market sector in which the Fund invests, the AGA Stock Index.  For additional information on these indices, please see “Descriptions of Indices” on page 60 of this Prospectus.  Performance information is only shown for Investor Class shares because Institutional Class shares were not offered prior to the date of this Prospectus.  The Investor Class and Institutional Class shares will have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns will differ only to the extent that the Classes do not have the same expenses.  The Fund is the successor to the FBR Gas Utility Index Fund (the “Predecessor Gas Utility Fund”).  The performance information provided for the periods on or prior to October 26, 2012, is historical information for the Predecessor Gas Utility Fund, which had the same investment objective and same investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future. Updated performance information is available on the Hennessy Funds’ website (hennessyfunds.com).

HENNESSY GAS UTILITY FUND CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 14.73% for the quarter ended June 30, 2009, and the lowest quarterly return was -16.40% for the quarter ended September 30, 2008.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2016)
Performance of the Fund’s Institutional Class will differ from that of the Fund’s Investor Class shares as the share classes have different expenses.
Average Annual Returns - Hennessy Gas Utility Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Investor Class	Hennessy Gas Utility Fund Returns before taxes	20.70%	10.61%	8.97%
After Taxes on Distributions | Investor Class	Hennessy Gas Utility Fund Returns after taxes on distributions	19.21%	9.33%	7.86%
After Taxes on Distributions and Sale of Fund Shares | Investor Class	Hennessy Gas Utility Fund Returns after taxes on distributions and sale of Fund shares	12.03%	8.23%	7.16%
AGA Stock Index (reflects no deduction for fees, expenses or taxes)	AGA Stock Index (reflects no deduction for fees, expenses or taxes)	22.27%	11.45%	9.69%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	11.96%	14.66%	6.95%

We use the AGA Stock Index as an additional index because it compares the Fund’s performance with the returns of an index reflecting the performance of investments similar to those of the Fund. The AGA Stock Index is calculated monthly and provided by the American Gas Association.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.